Earnings per share - Additional information (Details) € in Millions, £ in Millions		12 Months Ended
	Nov. 10, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Oct. 30, 2025 EUR (€)	Sep. 27, 2021 EUR (€)
Earnings per share [abstract]
Perpetual hybrid bonds | €			€ 600	€ 1,000
Loss on redemption of perpetual hybrid bonds		£ 2
Perpetual hybrid bond, issuance and discount costs capitalized net of tax		8
Perpetual hybrid bonds, redemption spot rate difference	£ 29	£ (29)